STATEMENT OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
OPERATING EXPENSES
General and administrative	$ 401,950
Franchise tax	20,800
Total expenses	422,750
LOSS FROM OPERATIONS	(422,750)
Interest income	1,556
Total other income	1,556
NET LOSS	$ (421,194)
Weighted average shares outstanding of redeemable common stock | shares	2,842,785
Basic and diluted net income (loss) per share, redeemable common stock | $ / shares	$ 0.51
Weighted average shares outstanding of non-redeemable common stock | shares	1,387,487
Basic and diluted net income (loss) per share, non-redeemable common stock | $ / shares	$ (1.34)